Asset held for sale and discontinued operations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Asset held for sale and discontinued operations
16.	Asset held for sale and discontinued operations
Disposal of Fintur
In 2016, the Group has committed to plan to exit from Fintur operations in relevant jurisdictions and initiated an active program to locate a buyer for its associate. In this regard, Fintur has been classified as held for sale and reported as discontinued operation starting from 1 October 2016.
Equity accounting for Fintur ceased as of from 1 October 2016, and in accordance with IFRS 5, Fintur has been measured at the lower of the carrying amount and fair value less costs to sell.
The delay in the sales process during 2018 was caused by events and circumstances beyond the Company’s control.
Fintur, has transferred its total shareholding in Azertel Telekomunikasyon Yatırım Dış Ticaret A.Ş. (“Azertel”) to Azerbaijan International Telecom LLC (“Azintelecom”) at the price ofEUR 221,687 on 5 March 2018. The signing of definitive agreement, the transfer of shares to Azintelecom and the transfer of proceeds to Fintur were completed simultaneously.
Fintur has completed the transfer of all its shares in Geocell LLC to Silknet JSC on20 March 2018, a joint stock company organized under the laws of Georgia, for a total consideration of USD 153,000 upon receiving the necessary regulatory approvals.
Fintur, has transferred its total shareholding in Kcell JSC to Kazakhtelecom JSC (“Kazakhtelecom”), established in Kazakhstan, a fixed line operator controlled by the government of the Republic of Kazakhstan through sovereign wealth fund
Samruk-Kazyna
for a total consideration of USD 302,571.
The definitive agreement has been signed on 12 December 2018. The transfer of shares to Kazakhtelecom and the transfer of proceeds to Fintur were completed simultaneously on 21 December 2018.
The Company signed the definitive agreement on 12 December 2018 to transfer its total shareholding in Fintur to the other shareholder of Fintur, Sonera Holding B.V. (“Sonera Holding”). The transfer to Sonera Holding and the transfer of proceeds completed on 2 April 2019 subsequent to obtainment of regulatory approvals on 29 March 2019. The final transaction value is realized as TL 2,229,595(EUR 352,851). The share transfer has been completed in 2019, gain on sale of the associate, amounting to TL 772,436 has been recognized under profit from discounting operations in the consolidated financial statements.
Reconciliation of Fintur sales for the period ended 31 December 2019 is stated as below:

31 December 2019
Consideration received or receivable:
Cash	2,229,595

Total disposal consideration	2,229,595

Carrying amount of net assets sold	(1,825,292)
Gain on sale before income tax and reclassification of foreign currency translation reserve	404,303
Reclassification of foreign currency translation reserve	368,133
Income tax expense on gain	—

Gain on sale after income tax	772,436

Subsequent to recognition of Fintur disposal for the three months period ended 31 March 2019, the Company has recognized compensation expense, which has been paid on 23 July 2019 according to Kcell Share Purchase Agreement amounting to TL 59,224 (USD 10,448).